Note 11. Long-Term Debt (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] CAD	Oct. 31, 2011 Canadian Government Loan [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] Revolving Credit Facility [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Oct. 31, 2011 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] USD ($)
Long-term Debt	$ 43,331,000	$ 43,331,000	$ 44,330,000	$ 43,000,000		$ 44,100,000
Debt Instrument, Interest Rate, Effective Percentage				7.02%	7.02%
Debt Instrument, Periodic Payment, Principal				4,000,000	4,000,000
Debt Instrument, Fair Value Disclosure				48,800,000		52,100,000
Line of Credit Facility, Maximum Borrowing Capacity							20,000,000	60,000,000		80,000,000
Term of Credit Facility										1 year
Line of Credit Facility, Amount Outstanding								$ 30,600,000	$ 19,700,000